Quarterly Report
July 31, 2019
MFS®  Global Growth Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace – 1.0%
United Technologies Corp.	34,193	$4,568,185
Airlines – 0.8%
Aena S.A.	21,997	$3,965,182
Alcoholic Beverages – 4.0%
Ambev S.A., ADR	901,265	$4,749,666
Diageo PLC	97,452	4,066,154
Kweichow Moutai Co. Ltd.	35,119	4,960,677
Pernod Ricard S.A.	29,801	5,217,892
		$18,994,389
Apparel Manufacturers – 6.2%
Adidas AG	23,453	$7,517,434
Burberry Group PLC	93,801	2,558,930
Compagnie Financiere Richemont S.A.	35,956	3,068,941
LVMH Moet Hennessy Louis Vuitton SE	17,896	7,399,875
NIKE, Inc., “B”	66,035	5,680,991
VF Corp.	41,431	3,620,655
		$29,846,826
Broadcasting – 0.4%
Walt Disney Co.	12,039	$1,721,697
Brokerage & Asset Managers – 3.3%
Blackstone Group, Inc.	126,849	$6,086,215
Charles Schwab Corp.	62,451	2,699,132
TD Ameritrade Holding Corp.	133,286	6,810,915
		$15,596,262
Business Services – 10.9%
Accenture PLC, “A”	56,413	$10,864,015
Brenntag AG	48,342	2,375,513
Cognizant Technology Solutions Corp., “A”	104,740	6,822,764
Compass Group PLC	114,331	2,881,911
Equifax, Inc.	23,664	3,291,426
Experian PLC	149,678	4,540,942
Fidelity National Information Services, Inc.	60,572	8,071,219
Fiserv, Inc. (a)	67,769	7,144,886
Intertek Group PLC	31,727	2,193,262
Verisk Analytics, Inc., “A”	26,712	4,052,745
		$52,238,683
Cable TV – 1.6%
Comcast Corp., “A”	176,684	$7,627,448
Chemicals – 1.3%
PPG Industries, Inc.	53,799	$6,315,465
Computer Software – 3.2%
Microsoft Corp.	112,529	$15,334,327
Computer Software - Systems – 1.3%
Apple, Inc.	30,294	$6,453,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.2%
Sherwin-Williams Co.	11,601	$5,951,777
Consumer Products – 5.3%
Colgate-Palmolive Co.	62,822	$4,506,850
Estee Lauder Cos., Inc., “A”	33,139	6,103,872
Kose Corp.	20,800	3,538,189
L’Oréal S.A.	11,811	3,158,176
Reckitt Benckiser Group PLC	101,866	7,893,585
		$25,200,672
Electrical Equipment – 3.4%
Amphenol Corp., “A”	62,158	$5,800,585
Fortive Corp.	81,901	6,228,571
Mettler-Toledo International, Inc. (a)	5,675	4,294,556
		$16,323,712
Electronics – 5.3%
Analog Devices, Inc.	51,526	$6,052,244
Samsung Electronics Co. Ltd.	85,836	3,274,927
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	220,270	9,390,110
Texas Instruments, Inc.	54,956	6,870,049
		$25,587,330
Food & Beverages – 4.0%
Chr. Hansen Holding A.S.	8,228	$716,811
Danone S.A.	57,193	4,958,609
Nestle S.A.	98,854	10,490,136
PepsiCo, Inc.	21,889	2,797,633
		$18,963,189
Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	95,500	$2,635,204
Gaming & Lodging – 2.4%
Flutter Entertainment PLC	63,606	$5,038,476
Marriott International, Inc., “A”	46,538	6,471,574
		$11,510,050
General Merchandise – 1.2%
Dollarama, Inc.	156,253	$5,789,341
Health Maintenance Organizations – 0.7%
Cigna Corp.	18,632	$3,165,949
Insurance – 1.8%
Aon PLC	45,996	$8,704,743
Internet – 7.8%
Alibaba Group Holding Ltd., ADR (a)	38,278	$6,626,304
Alphabet, Inc., “A” (a)	14,223	17,326,459
Baidu, Inc., ADR (a)	56,411	6,301,109
Naver Corp.	60,399	7,030,048
		$37,283,920
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	54,944	$5,082,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.1%
Daikin Industries Ltd.	45,300	$5,623,569
Nordson Corp.	53,933	7,640,149
Schindler Holding AG	7,860	1,813,611
		$15,077,329
Medical Equipment – 6.5%
Abbott Laboratories	76,519	$6,664,805
Becton, Dickinson and Co.	26,804	6,776,051
Danaher Corp.	24,303	3,414,571
Thermo Fisher Scientific, Inc.	27,612	7,667,300
Waters Corp. (a)	30,328	6,385,864
		$30,908,591
Oil Services – 0.3%
Schlumberger Ltd.	39,458	$1,577,136
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	16,520	$3,601,195
HDFC Bank Ltd.	201,598	6,574,880
Julius Baer Group Ltd.	60,835	2,599,216
Mastercard, Inc., “A”	18,941	5,157,066
Visa, Inc., “A”	51,035	9,084,230
		$27,016,587
Pharmaceuticals – 4.0%
Bayer AG	103,166	$6,709,530
Elanco Animal Health, Inc. (a)	134,378	4,429,099
Roche Holding AG	20,017	5,359,644
Zoetis, Inc.	22,008	2,528,499
		$19,026,772
Printing & Publishing – 1.5%
Moody's Corp.	32,679	$7,004,417
Railroad & Shipping – 2.2%
Adani Ports and Special Economic Zone Ltd.	481,554	$2,643,174
Union Pacific Corp.	42,678	7,679,906
		$10,323,080
Restaurants – 1.2%
Starbucks Corp.	61,427	$5,816,523
Specialty Chemicals – 4.0%
Croda International PLC	64,430	$3,666,103
Ecolab, Inc.	25,917	5,228,236
Kansai Paint Co. Ltd.	276,900	5,452,670
Sika AG	18,255	2,637,778
Symrise AG	20,909	1,936,960
		$18,921,747
Specialty Stores – 1.4%
TJX Cos., Inc.	121,945	$6,653,319
Total Common Stocks		$471,186,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.31% (v)	5,821,326	$5,821,326

Other Assets, Less Liabilities – 0.3%		1,425,799
Net Assets – 100.0%		$478,433,131
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,821,326 and $471,186,006, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$290,230,273	$—	$—	$290,230,273
United Kingdom	7,893,585	19,907,303	—	27,800,888
Switzerland	—	25,969,326	—	25,969,326
France	—	20,734,552	—	20,734,552
Germany	16,602,476	1,936,960	—	18,539,436
China	17,888,090	—	—	17,888,090
Japan	—	17,249,632	—	17,249,632
South Korea	—	10,304,974	—	10,304,974
Taiwan	9,390,110	—	—	9,390,110
Other Countries	16,783,376	16,295,349	—	33,078,725
Mutual Funds	5,821,326	—	—	5,821,326
Total	$364,609,236	$112,398,096	$—	$477,007,332

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,918,607	$111,376,940	$109,474,617	$210	$186	$5,821,326
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$88,638	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2019, are as follows:
United States	62.2%
United Kingdom	5.8%
Switzerland	5.4%
France	4.3%
Germany	3.9%
China	3.7%
Japan	3.6%
South Korea	2.2%
Taiwan	2.0%
Other Countries	6.9%